Share-based payments - Schedule of Stock Option Transactions (Details)	12 Months Ended
	Apr. 03, 2022 shares $ / shares	Mar. 28, 2021 shares $ / shares	Mar. 29, 2020 shares $ / shares
Weighted average exercise price
Options outstanding, beginning balance (in CAD per share) | $ / shares	$ 38.32	$ 32.97
Granted to purchase shares (in CAD per share) | $ / shares	48.92	37.19
Exercised (in CAD per share) | $ / shares	20.73	9.42
Cancelled (in CAD per share) | $ / shares	44.94	48.44
Options outstanding, ending balance (in CAD per share) | $ / shares	$ 42.99	$ 38.32	$ 32.97
Number of shares
Options/RSUs outstanding, beginning balance (in shares) | shares	2,498,973	1,794,377
Granted to purchase shares (in shares) | shares	739,420	1,244,975
Exercised (in shares) | shares	(342,148)	(422,511)	(742,134)
Cancelled (in shares) | shares	(173,555)	(117,868)
Options/RSUs outstanding, ending balance (in shares) | shares	2,722,690	2,498,973	1,794,377